Bluerock Fund Advisor, LLC

and

RREEF America L.L.C.

FIRST AMENDED AND RESTATED INVESTMENT MANAGEMENT AGREEMENT

dated as of

November 2, 2018

INVESTMENT MANAGEMENT AGREEMENT

THIS FIRST AMENDED AND RESTATED INVESTMENT MANAGEMENT AGREEMENT (the "Agreement") is entered into this 2nd day of November, 2018 by and between RREEF America L.L.C., a Delaware limited liability company (the "Investment Manager"), and Bluerock Fund Advisor, LLC. a Delaware limited liability company (the “Client”).

WHEREAS, the Investment Manager and Client entered into the initial investment management agreement on April 18, 2016; and

WHEREAS, the Investment Manager and Client desire to make certain non-material changes to the initial investment management agreement; and

WHEREAS, the Investment Manager and Client are registered investment advisors under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), and engage in the business of providing investment management services; and

WHEREAS, the Client has been retained to act as investment advisor pursuant to an Investment Advisory Agreement, dated August 19, 2012 (the “Advisory Agreement”), with Total Income+ Real Estate Fund, a Delaware statutory trust (the “Fund” or the “Trust”) registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as a continuously offered, non-diversified, closed-end investment management company which operates as an interval fund; and

WHEREAS, the Advisory Agreement permits the Client, subject to the supervision and direction of the Trust’s Board of Trustees to delegate certain of its duties under the Advisory Agreement to other investment advisors, subject to the requirements of the 1940 Act; and

WHEREAS, the Client desires to retain the Investment Manager to assist the Client to provide investment, portfolio and asset management services with respect to real estate securities for a specified portion of the investment portfolio of the Fund, and the Investment Manager is willing to render such services, subject to the terms and conditions set forth in this Agreement.

WHEREAS, the Client and Investment Manager wish to establish between themselves their respective duties and responsibilities to each other.

NOW, THEREFORE, in consideration of the mutual promises and agreements herein contained, the parties hereto agree as follows:

SECTION 1. APPOINTMENT OF INVESTMENT MANAGER

The Client hereby appoints the Investment Manager to provide investment management services with respect to that portion of the Fund’s portfolio designated by the Client (the “Client Account”) and the Investment Manager accepts the appointment pursuant to the terms of this Agreement and in accordance with the Fund’s Prospectus, Statement of Additional Information, and such written directions or guidelines as may be delivered in writing from time to time to the Investment Manager by the Client (the “Investment Guidelines”). The Investment Guidelines may be modified from time to time by the Client upon 10 days' prior written notice to the Investment Manager. The authority herein granted to the Investment Manager shall be exercised by it in accordance with the Investment Guidelines and the Fund’s Prospectus and Statement of Additional Information.

SECTION 2. REPRESENTATIONS AND WARRANTIES BY THE INVESTMENT MANAGER AND CLIENT

(a) Representations and Warranties of Investment Manager. The Investment Manager represents, warrants, acknowledges and agrees that:

(i) it is duly organized pursuant to, and validly existing and in good standing under the laws of the jurisdiction of its formation and has full power and authority to perform its obligations under this Agreement;

(ii) it is duly registered and in good standing as an investment Advisor with the SEC under the Advisers Act;

(iii) this Agreement has been duly authorized, executed and delivered on behalf of the Investment Manager and, assuming due authorization, execution and delivery by the Client, constitutes a valid binding agreement of the Investment Manager enforceable in accordance with its terms;

(iv) it shall promptly notify the Client in the event that any of the foregoing representations, warranties, acknowledgments or agreements shall no longer be true;

(v) it shall promptly notify the Client of any change in the Investment Manager’s financial condition that is likely to have a material negative effect on the services provided by the Investment Manager to the Fund;

(vi) it shall promptly notify the Client and the Fund of any change of portfolio managers providing advisory services to the Fund;

(vii) the execution, delivery and performance by the Investment Manager of this Agreement are within the Investment Manager’s powers and have been duly authorized by all necessary action on the part of its board of directors and no action by or in respect of, or filing with, any governmental body, agency or official is required on the part of the Investment Manager for the execution, delivery, and performance by the Investment Manager of this Agreement, and the execution, delivery and performance by the Investment Manager of this Agreement do not contravene or constitute a default under (i) any provision of applicable law, rule or regulation; (ii) the Investment Manager’s governing instruments; or (iii) any agreement judgment, injunction, order, decree or other instrument binding upon the Investment Manager; and

(viii) the Form ADV of the Investment Manager previously provided to the Client is a true and complete copy of the form as currently filed with the SEC. The Investment Manager will promptly provide the Client and the Trust with a complete copy of all subsequent amendments to its Form ADV.

(ix) the Investment Manager has adopted policies and procedures and a code of ethics that meet the requirements of Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act. Copies of such policies and procedures and code of ethics and any changes or supplements thereto shall be delivered to the Client and the Trust.

(b) Representations and Warranties of Client. The Client represents and warrants that:

(i) it is duly organized pursuant to, and validly existing and in good standing under the laws of the jurisdiction of its formation and has full power and authority to perform its obligations under this Agreement;

(ii) it is a registered “investment advisor,” as defined in the Advisers Act;

(iii) the Fund is a registered investment company under the 1940 Act;

(iv) it has duly appointed the Investment Manager as investment manager to manage (including the power to acquire and dispose of) the assets allocated by the Client to the Client Account from time to time

(v) it has provided to the Investment Manager all documentation regulating the Fund including, but not limited to, the governing documents, prospectus, statement of additional information and other instruments regulating the Fund, including financial and other information, that the Investment Manager may reasonably request in furtherance of its obligations or authority hereunder (collectively, the “Fund Account Documents”). Any such documentation, including, without limitation, the Fund’s financial or other information, provided to the Investment Manager will be materially accurate. In addition, the Client will furnish the Investment Manager with additional financial information upon the Investment Manager’s reasonable request as well as copies of any amendments to or modifications of any such statute, document, opinion or other instrument as shall be executed from time to time;

(vi) it will promptly provide Investment Manager with any amendments or revisions to the Fund Account Documents (including the Fund’s prospectus, statement of additional information, and any other document regulating the Client Account and/or Fund);

(vii) Without limitation, the transactions and agreements which the Investment Manager enters into on behalf of the Client Account with a counterparty pursuant to this Agreement will not violate the constituent documents of, any law, rule, regulation, order or judgment binding on the Client or the Fund, or any contractual restriction binding on or affecting the Client or the Fund or its properties and no governmental or other notice or consent that has not been obtained is required in connection with the execution, delivery or performance of this Agreement or of any agreements governing or relating to such obligations;

(viii) the Fund is the owner of all Assets, as defined below, the Client places or will place in the Client Account and that except as disclosed in writing there are, and will be, no restrictions whatsoever as to the public distribution or trading of such Assets;

(ix) The execution, delivery and performance by the Client of this Agreement are within the Client’s powers and have been duly authorized by all necessary action on the part of its directors, and no action by or in respect of, or filing with, any governmental body, agency or official is required on the part of the Client for the execution, delivery and performance by the Client of this Agreement, and the execution, delivery and performance by the Client of this Agreement do not contravene or constitute a default under (i) any provision of applicable law, rule or regulation; (ii) the Client’s governing instruments; or (iii) any agreement judgment, injunction, order, decree or other instrument binding upon the Client;

(x) The Investment Manager may include the name of the Client on any representative client list;

(xi) the Fund is a Qualified Institutional Buyer (“QIB”) as such term is defined in Rule 144(A)(l)(i) of the United States Securities Act of 1933, as amended from time to time and the rules and regulations promulgated thereunder, and shall promptly notify the Investment Manager in writing if the Fund ceases to be a QIB and further agrees to provide such evidence of its status as a QIB as the Investment Manager may reasonably request from time to time;

(xii) is a qualified eligible person (“QEP”) as defined by Commodity Futures Trading Commission (“CFTC”) Rule 4.7 and Client further consents to being treated as a QEP in accordance with CFTC Rule 4.7;

(xiii) as of the date hereof, it is not a “restricted person” for the purposes of FINRA Rule 5130 or a “covered person” for purposes of FINRA Rule 5131 (collectively, the “New Issues Rules”), or that Client is otherwise exempt from the prohibitions of the New Issues Rules;

(xiv) the Fund is operated in compliance with the provisions of the Commodity Exchange Act, as amended (“CEA”) and the rules of the CFTC;

(xv) if required by the CEA, the Fund has filed a Notice of Eligibility for exclusion from the definition of the term “commodity pool operator” pursuant to CFTC Rule 4.5;

(xvi) it will notify the Investment Manager within Eve (5) business days of either becoming a “restricted person” or a “covered person” for the purposes of the New Issues Rules or ceases to be exempt from the prohibitions of the New Issues Rules;

(xvii) Investment Manager has been retained by Client to use its particular investment expertise with respect to the assets which are held in the Client Account and, to the extent there is any restriction (whether created by any documents relating to the Client Account, applicable law or otherwise) as to the percentage of any such Client Account assets which may be invested in any type of property, Client, and not Investment Manager, shall, except as otherwise provided pursuant to clause (v) of this paragraph (b), be responsible for ensuring that the investments (including the Assets in the Client Account) do not, individually or in the aggregate, violate such restrictions;

(xviii) Client acknowledges the Investment Manager has not made any representation regarding the profitability of the Client Account or its ability to avoid losses, the Investment Manager’s trading activities are speculative and involve substantial risk of loss and the past performance of the Investment Manager and any sub-Advisor, with regard to other managed accounts, is not indicative of future performance of the Client Account; and

(viii) the Client shall notify' the Investment Manager before or immediately upon the occurrence, or if it knows or has reason to know of the occurrence or likelihood of the occurrence, of any event which causes a change in the representations and warranties under this Agreement or which (A) makes investments, transactions or agreements made pursuant to this Agreement unlawful or unsuitable for the Fund Account; or (B) would operate to limit, suspend or terminate the authority of the Client.

(c) Form ADV. Client acknowledges receipt and review of a copy of the Investment Manager's written disclosure statement on ADV Part 2A (“Brochure”) and Part 2B (“Brochure Supplements”) prior to or at the time of entering into this Agreement.

(d) Consent to Electronic Delivery of Materials and Communications. In an effort to provide the Client with timely information regarding the Investment Manager’s products and service offerings, the Investment Manager would like to send its Brochure and Brochure Supplements and other communications (collectively the ‘‘Materials’’), and any amendments thereto, to the Client electronically, including by e-mail, via the Deutsche Asset Management/RREEF website www.rreef.com, or other electronic means.

(i) The Client hereby consents to the receipt of the Investment Manager’s Materials by e-mail at the address indicated in the Client’s information provided to the Investment Manager in connection with the execution of this Agreement. The Client acknowledges that such consent will be ongoing until such time as revoked by the Client in writing to the Investment Manager.

(ii) The Client hereby consents to the receipt of the Investment Manager’s Materials via Deutsche Asset Management/RREEF’s website at www.rreef.com.1 The Client acknowledges that such consent will be ongoing until such time as revoked by the Client in writing to the Investment Manager.

(iii) Please note, if the Client does not consent to receipt of the Materials by e-mail, the Client will receive paper copies by regular mail or courier. If the Client chooses to receive the Materials electronically, the Client may still request a paper copy of the Materials at any time at no charge.

(iv) The Client (A) consents to the receipt of Materials via the electronic means described above; (B) represent that the e-mail address provided to the Investment Manager is an e-mail address that the Client will access, and is not an e- mail address of someone other than the Client; (C) agrees to notify the Investment Manager promptly of any change to the Client’s designated e-mail address for receiving Materials; and (D) agrees to hold the Investment Manager harmless to the extent the Client does not receive the Materials through the Client's failure to notify the Investment Manager of any change to the Client’s designated e-mail address.

SECTION 3. ASSETS OF THE CLIENT ACCOUNT

(a) Account. The Client Account shall consist of such securities of all type and nature, cash and cash equivalents (“Assets”) the Client shall commit to the Client Account from time to time (including, without limitation, earnings and other proceeds from investments thereof).

(b) Additions and Withdrawals from Account. The Client may, from time to time, by written notice to and with the consent of the Investment Manager, allocate additional Assets to the Client Account. The Client also may, from time to time, direct a transfer of any or all Assets from the Client Account and will generally provide such direction by five (5) business days prior written notice to the Investment Manager; however, Investment Manager understands that at certain rare occasions such advance prior notice will not be possible due to the nature of the Fund and the Investment Manager will endeavor to follow the written direction provided by the Client on such shorter notice in those instances.

[1]	To view and print the Materials from the Investment Manager’s website, the Client will need Adobe Reader, which may be downloaded at www.adobe.com.

SECTION 4. POWERS AND DUTIES OF THE INVESTMENT MANAGER

(a) Authority. The Investment Manager shall have the following authority and obligations in connection with the Client Account to:

(i) Client understands that in providing such services Investment Manager shall have, and is hereby granted, the discretionary authority, power and right, for the Client Account to (A) enter into all transactions and other undertakings that Investment Manager may in its discretion deem necessary or advisable to carry out the strategy of the Client Account; (B) to determine in its discretion the composition of the Assets of the Client Account, including determination of the purchase (or otherwise acquisition of), retention, or sale (or otherwise dispositions of) of the Assets and other investments contained in the Client Account, consistent with the Investment Guidelines for the Client Account; and (C) to issue orders and instructions with respect to long and short positions, on margin or otherwise, selected by Investment Manager and consistent with the Investment Guidelines for the Client Account. Notwithstanding the discretionary authority granted to the Investment Manager, the Investment Manager will obtain approval from Client prior to executing transactions in non-publicly traded securities. Investment Manager may, but is not required to, exercise options, conversion privileges, rights to subscribe to additional shares or other rights acquired with respect to the Assets and may, but is not required to, consent to or participate in dissolutions, bankruptcies, reorganizations, consolidations, mergers, sales, leases, mortgages, transfers or other changes affecting the Assets;

(ii) Except as noted in Section 4(a)(iii), the Investment Manager may not delegate all or part of the performance of duties required of it by this Agreement unless prior written approval is provided by the Client and the Trust’s Board of Trustees, and such delegation is determined by the Trust to be made in accordance the 1940 Act and other applicable law; provided, however, that even in the event that such delegation is approved, the Investment Manager shall always remain liable to the Client for its obligations;

(iii) The Investment Manager may subcontract its middle and back office administrative functions not related to the discretionary investment, advisory and other rights, powers and functions hereunder to any third party without further written consent of the Client; and

(iv) Nothing in this Agreement shall prevent Investment Manager or any director, officer, employee or affiliate thereof from acting as investment advisor or sub-advisor for any other person, firm, corporation or other entity, or from engaging in any other lawful activity, and shall not in any way limit or restrict Investment Manager or any of its directors, officers, managers, controlling persons, employees or affiliates from buying, selling or trading any securities for their own accounts or for the accounts of other for whom they may be acting; provided, however, that Investment Manager will not undertake activities that, in its judgment, will materially adversely affect the performance of its obligation under this Agreement. The parties acknowledge that the advice of Investment Manager to other clients and the action of Investment Manager for those other clients are frequently premised not only on the merits of a particular investment but on the suitability of that investment for the particular investor in light of its applicable investment guidelines and other relevant circumstances, and, thus, any action of Investment Manager with respect to the Client Account, in connection with a particular investment may differ from either the recommendation, advice, and/or actions of Investment Manager to, or on behalf of, other clients. Investment Manager may give advice or take action with respect to the Client Account which may differ from advice given or timing or nature of action taken with respect to other clients, so long as Investment Manager, in accordance with its written policy to the extent practical, allocates any limited investment opportunities to all clients over a period of time on an equitable basis. Investment Manager, its affiliates and personnel may choose to manage and invest their personal portfolios differently than those of clients, and may have investments or make investment transactions in the same or similar securities held by clients.

(b) Custody. In connection with the Client Account:

(i) the Client has or shall open or utilize a custodian account with: UMB Bank, N.A. (the “Custodian”). Client further represents that the Custodian is a qualified custodian as defined in Section 206(4)-2 of the Advisers Act and exclusive responsibility for the custody and safekeeping of the assets constituting the Account shall remain with the Custodian, except with respect to collateral which shall be covered by other agreements. Client agrees to be responsible for all custodial fees, if any. To the extent that the Custodian selected by the Client uses an affiliate of the Investment Manager as a local subcustodian, the Client hereby consents to any transaction effected as a service with such local subcustodian necessary to invest and hold assets in such local market, on the same terms and conditions as other similarly situated clients of such Custodian;

(ii) Client hereby appoints Investment Manager as Client’s agent and attorney-in-fact with full power, authority and discretion to buy, sell and trade in all Assets held from time to time in account in the Fund's name. All transactions authorized by this Agreement shall be transacted through the Custodian and Investment Manager shall not be liable to Client for any action or omission of the Custodian. Client shall execute a limited trading authorization in a form acceptable to the Custodian, together with all other forms required for the proper establishment of the Client Account with the Custodian, which will empower Investment Manager to manage the Client Account as specified herein and to act on Fund's behalf. The Investment Manager shall provide the Custodian with such documents and information, including certification of the Investment Manager’s duly authorized representatives, as the Custodian may reasonably request. All directions given by the Investment Manager to the Custodian shall be in writing, and signed by an authorized representative of the Investment Manager; and

(iii) The Client Account shall at all times remain the property of the Fund, but the Client acknowledges that Investment Manager has full discretion and authority with respect to any and all investment decisions made on behalf of the Client Account, and Client shall not give the Custodian any instructions regarding the investment or reinvestment of the Client Account, provided, however, Investment Manager will comply with the Investment Guidelines, the Fund’s Prospectus and Statement of Additional Information, and further provided the Investment Manager will obtain approval from Client prior to executing transactions in non-publicly traded securities. The Investment Manager shall at no time receive, retain nor physically control any Assets forming any part of the Client Account. Client shall instruct the Custodian to mail to Investment Manager duplicate confirmations of transactions and monthly asset statements of the Client Account.

(c) Proxy Voting. Unless otherwise specifically agreed to or as required by law, Investment Manager shall be authorized to vote or direct the voting of proxies solicited by or with respect to the issuers of securities held in the Client Account and shall keep such records as may from time to time be required. Proxies will be voted and elections made in accordance with the Investment Manager’s written policy in effect from time to time. The Client shall instruct the Custodian to forward promptly to the Investment Manager or to the Investment Manager’s third party proxy service provider (currently Institutional Shareholder Services), as indicated by the Investment Manager from time to time, receipt of such communications, and shall instruct the Custodian to follow the Investment Manager’s instructions concerning the same. The Investment Manager shall not be responsible for voting proxies or for responding to any shareholder actions not timely received by the Investment Manager. The Investment Manager will make available to the Client and the Fund information concerning the voting of proxies and shareholder actions as requested by the Client, Trust or third parties authorized to receive such information by the Client or Trust.

(d) Legal Proceedings. The Investment Manager may, but is not required to, exercise options, conversion privileges, rights to subscribe to additional shares or other rights acquired with respect to the Client Account and may, but is not required to, consent to or participate in dissolutions, bankruptcies, reorganizations, consolidations, mergers, sales, leases, mortgages, transfers or other changes affecting the Client Account. The Investment Manager will not advise or act for the Client Account in any other legal proceedings, including class actions, involving the Client Account or issuers of securities held by the Client Account or any other matter, but shall continue to monitor, and provide advice with respect to the continued holding or selling of the Assets of the Client Account.

(e) Broker-Dealer Selection: Affiliated Broker-Dealers: Aggregation of Order: Cross-Trading:

(i) Subject to Client’s written instructions to the contrary, Investment Manager shall have complete discretion to designate brokers or dealers, including brokers or dealers that are affiliated with Investment Manager (collectively, “Brokers”), to engage in any transactions involving the Client Account Assets. In Investment Manager’s selection of such Brokers, it is understood and agreed that Investment Manager may take into consideration the Broker’s commission rates or principal spreads, research capabilities, executions, reliability, efficiency and other factors. Subject to compliance with Section 28(e) of the Securities Exchange Act of 1934, Investment Manager shall have no duty to obtain the lowest commission or best net price for the Client Account on any particular transaction. The Fund shall be responsible for all direct expenses incurred pursuant to this Agreement, including but not limited to brokerage and transactional fees and costs.

(ii) To the extent permitted by Section 10(f) of the 1940 Act and Rule 10f-3 thereunder, Investment Manager may purchase securities from an unaffiliated syndicate member in an underwriting in which an affiliated broker-dealer participates in the management activities of the syndicate.

(iii) Where Investment Manager believes that it is in the best interest of the Client Account and other clients or accounts, and where permitted by law, Investment Manager may aggregate orders, occurring at approximately the same time, for the Client Account with its own orders, those of any affiliated company, or any client orders, provided, that over time no more favorable terms will be given to any single account or other client. Such aggregation of orders may on some occasions operate to the disadvantage of the Client Account.

(iv) On occasion, the Investment Manager may find it beneficial to engage in “cross-trading”, which cross-trading may involve the Client Account. For purposes of this Agreement, “cross-trading” shall mean the purchase and sale of securities between the Client Account, on one hand, and one or more other unrelated, discretionary clients managed or advised by the Investment Manager or its affiliates, on the other hand. The Investment Manager will only engage in cross-trading if each of the following conditions is met: (A) such crossing of trades is beneficial for all client parties involved, (B) the Investment Manager achieves best execution for all client parties involved, (C) the proposed cross-trade is priced on the basis of Rule 17a-7(b) under the 1940 Act, (D) the proposed cross-trade is in compliance with the 1940 Act in the event that a registered investment company is involved in the transaction, (E) the Investment Manager and its affiliates will not receive any compensation, either directly or indirectly, for affecting any such cross-trade, other than the fees charged in accordance with this Agreement and any management or advisory fees paid with respect to the other advised account(s), and (F) the Investment Manager will not charge the Client Account any transaction charge or brokerage charge in connection with the transaction. Notwithstanding the foregoing, without the consent of the Client (and to the extent otherwise in compliance with Section 206(3) of the Advisers Act), neither the Investment Manager nor its affiliates will enter into any transaction involving the Client Account that is a Principal Transaction or an Agency Cross Transaction, in each case as defined under Section 206(3) of the Advisers Act. All details of any cross-trade will be fully disclosed to the Client promptly after the transaction has been completed. In addition, the Investment Manager will provide the Client with prompt notice of any cross-trade as well as a comparison of the price used in connection with the transaction and the closing price for the security for such day or the best independent bid and best independent offer report for such security on such day, as well as the trading volume in the security for such day and the size of the transaction. The Client may revoke this consent by written notice to the Investment Manager at any time.

(v) In connection with any swap (as defined in the CEA, and the rules and regulations promulgated by the CFTC thereunder) trading activity that the Investment Manager may conduct as agent for, and on behalf of, the Client in respect of the Client Account, Client agrees to (i) provide any form, certification or other information requested by and acceptable to Investment Manager that is necessary for Investment Manager to comply with applicable regulatory requirements, (ii) provide information required under the ISDA Dodd-Frank Protocols, and (iii) update or replace such form, certification or information as Investment Manager deems necessary. In addition, the Client agrees that the Investment Manager may enter into any other contracts, agreements and undertakings as may in Investment Manager’s opinion be reasonably necessary or advisable to amend existing swap documentation or enter into new swap documentation to facilitate compliance with applicable regulatory requirements. The Client acknowledges and agrees that any failure to provide such certification or other information may prevent the Investment Manager from entering into any such swap it may otherwise deem advisable and may adversely affect the Client Account.

SECTION 5. COMPENSATION OF THE INVESTMENT MANAGER; EXPENSES OF THE INVESTMENT MANAGER

(a) Fees. The Client, not the Fund, shall pay to the Investment Manager fees in accordance with Exhibit A hereof. Such fees will be calculated and paid quarterly in arrears based on the Average Account Net Assets (as defined in Exhibit A) of the Client Account and will be billed directly to Client. Fees for partial periods shall be prorated for the portion of the period for which services were rendered.

(b) Expenses. The Investment Manager shall not be responsible for all direct expenses of investment (including, without limitation, brokerage commissions, transfer fees, registration costs, taxes and other similar transaction costs and transaction-related fees and expenses, custody or subcustody fees) incurred pursuant to this Agreement; generally such expense will be reflected in the value of the Client Account.

SECTION 6. COMPLIANCE WITH LAW; LIMITATION ON LIABILITY AND INDEMNIFICATION

(a) Compliance With Law. The Investment Manager shall comply with all laws and regulations issued from time to time and applicable to the discharge of its duties under this Agreement. It is understood and agreed that, except with respect to the Client Account, the Investment Manager undertakes no responsibility for or the diversification of other assets or investments of the Client.

(b) Limitation on Liability. The Investment Manager, except by reason of its own gross negligence, bad faith, or willful misconduct shall not be liable for any action taken, omitted or suffered to be taken by it in good faith and authorized or within the discretion or rights or powers conferred upon it by this Agreement. Applicable securities laws may impose liabilities under certain circumstances on persons who act in good faith, and, therefore, nothing herein shall constitute a waiver or limitation of any rights which Client may have under applicable securities laws. Investment Manager shall have no duty, responsibility or liability whatever with respect to any of the Client’s assets or property not contained in the Client Account.

(c) Indemnification of Client. The Investment Manager shall indemnify and hold harmless the Client from and against any and all actual costs and liabilities (including reasonable attorneys’ fees and disbursements) that may be incurred as a result of any claim against any of them arising out of any decision or other action taken, omitted or suffered to be taken by the Investment Manager that was not in good faith, or was not authorized by or within the discretion or right or powers conferred upon it by this Agreement, or constituted gross negligence, willful misconduct, or a material breach of its fiduciary duty.

(d) Indemnification of Investment Manager. The Client agrees (i) not to hold the Investment Manager or any of its members, partners, officers, directors, employees or affiliates (collectively, the "Covered Parties"), liable for, and (ii) to indemnify and hold harmless the Covered Parties from and against any and all damages, costs and liabilities (including, e.g., reasonable attorneys' fees and disbursements) the Covered Parties may incur as a result of any claim against any of the Covered Parties arising out of an investment decision or other action taken or omitted by the Investment Manager in the good-faith exercise of its powers hereunder or otherwise related to this Agreement, excepting matters as to which the Covered Party shall have acted with gross negligence, bad faith, willful misconduct or in material violation of applicable law or its fiduciary duties.

SECTION 7. ACTING FOR OTHER ACCOUNTS AND CONSULTATION WITH OTHER SUB-ADVISORS

(a) Except as noted in Section 7(b) below, it is understood by the Client that the Investment Manager and its affiliates serve as discretionary and non-discretionary advisors and sub-advisors for others and nothing in this Agreement shall be construed to restrict the right of the Investment Manager or such affiliates to perform investment management or other services for any other person or entity, nor shall this Agreement be deemed to restrict in any way the freedom of the Investment Manager or its affiliates to conduct any other business venture of any nature or to make investments for its accounts or the accounts of any other person or entity or give rise to any duty or obligation to the Client with respect thereto.

(b) Investment Manager may not consult with any other sub-advisor of the Fund concerning transactions in securities or other assets for the Fund, except that such consultations are permitted between the current and successor sub-advisors of the Fund in order to effect an orderly transition of sub-advisory duties so long as such consultations are not concerning transactions prohibited by Section 17(a) of the 1940 Act.

SECTION 8. REPORTS AND INFORMATION

(a) Reports. Investment Manager will prepare and furnish Client with quarterly reports of the market value of the Client Account. From time to time as the Client, and any consultants designated by the Client, or the Trust may request, the Investment Manager will furnish the requesting party reports on portfolio transactions and reports on Client Assets held in the portfolio, all in such detail as the Client, its consultant(s) or the Trust may reasonably request and is reasonably practical for Investment Manager to provide.

(b) Information. The Investment Manager will provide the Client with information (including information that is required to be disclosed in the Fund’s Prospectus) with respect to the portfolio managers responsible for Client Assets, any changes of the portfolio managers responsible for Client Assets. The investment Manager will promptly notify the Client and the Fund of any pending enforcement action, material litigation, material administrative proceeding or any other material regulatory inquiry to the extent permissible under applicable law and regulation as well as any actual or, to the extent possible and to the Investment Manager’s best knowledge, any anticipated material change to the ownership, control or management of the Investment Manager, including any change that may cause a change of “Control” of the Investment Advisor, as that term is defined in the 1940 Act. Upon reasonable request, the Investment Manager will make available its officers and employees to meet with the Trust’s Board of Trustees and the officers of the Trust to review the Client Assets or other information regarding the Investment Manager as requested by the Trust. The Investment Manager will make available information reasonably requested by the Trust in regards to its approval and renewal of this agreement discussed in Section 9 and other matters that arise.

SECTION 9. EFFECTIVE DATE; AMENDMENT; TERMINATION; AND SURVIVAL

(a) Effective Date. This Agreement, unless sooner terminated as provided herein, shall remain in effect from the date of the initial funding of the Client Account (the “Effective Date”), until two years from the Effective Date, and thereafter, for periods of one year, so long as such continuance thereafter is specifically approved at least annually (i) by the vote of a majority of those Trustees of the Trust who are not interested persons of any party to this Agreement, cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the Trustees of the Trust, or by the vote of a majority of the outstanding voting securities of the Fund. The foregoing requirement that continuance of this Agreement be “specifically approved at least annually” shall be construed in a manner consistent with the 1940 Act and the rules and regulations thereunder.

(b) Termination and Assignment. This Agreement may be terminated as to the Fund at any time, without the payment of any penalty by: (i) the vote of a majority of the Trustees of the Trust or the vote of a majority of the outstanding voting securities of the Fund on not less than 30 days written notice to the Investment Manager, (ii) the Client on not less than 30 days written notice to the Investment Manager, or (iii) the Investment Manager on not less than 90 days written notice to the Client and the Trust. This Agreement may also be terminated as to the Fund at any time by any party hereto immediately upon written notice to the other parties in the event of a material breach of any provision to this Agreement by any of the parties. This Agreement may not be assigned and will terminate automatically in the event of its assignment, except as provided otherwise by any rule, exemptive order issued by the SEC, or No Action Letter provided or pursuant to the 1940 Act and approved by the Trust’s Board of Trustees.

(c) Duties Following Termination. Following the delivery of any notice of termination hereunder, the Investment Manager shall perform all of its obligations hereunder in good faith as directed by the Client and will cooperate fully with the Client in taking all necessary or appropriate steps in order to effectuate the orderly transfer of portfolio management functions to third parties designated by the Client. If the termination of this Agreement is effective during any period of time for which the Investment Manager has not been compensated, the fee due to the Investment Manager for such period shall be prorated to the date of termination.

(d) Amendment. This Agreement may be amended by mutual consent of the parties, provided that the terms of any material amendment shall be approved by: (a) the Trust’s Board of Trustees, and (b) the vote of a majority of those Trustees of the Trust who are not interested persons of any party to this Agreement cast in person at a meeting called for the purpose of voting on such approval, if such approval is required by applicable law, and unless otherwise permitted pursuant to exemptive relief granted by the SEC or No Action position granted by the SEC or its staff, by a vote of the majority of the Fund’s outstanding securities.

(e) Survival. The provisions of Sections 5 and 6 of the Agreement shall survive the termination of the Agreement.

SECTION 10. MISCELLANEOUS

(a) Notices. Instructions with respect to Client Account transactions may be given orally. All other communications under this Agreement must be in writing and will be deemed duly given and received when delivered personally, when sent by facsimile or electronic e-mail transmission, three days after being sent by first class mail, postage prepaid, or one (1) day after being deposited for next-day delivery with Federal Express or another nationally recognized overnight delivery service, all charges or postage prepaid, properly addressed to the party to receive such notice at that party’s address indicated below, or at any other address that either party may designate by notice to the other:

(i) to the Investment Manager:

For notices related to the LRA Client Account:

RREEF America L.L.C.

222 S. Riverside Plaza, Floor 24

Chicago, IL 60606

Attention: Peggy Rogers

E-mail: peggy.rogers@dws.com

For notices related to the RE Debt Client Account:

RREEF America L.L.C.

345 Park Avenue, Floor 26

New York, NY 10154

Attention: Vikram Mehra

E-mail: vikram.mchra@dws.com

(ii) to the Client:

Bluerock Fund Advisor

712 Fifth Avenue, 9th Floor

New York, NY 10019

Attn: General Counsel

The address or addressee to receive notice for any person may be changed by such party from time to time by giving notice in the foregoing manner. Any notice required under this Agreement may be waived by the person entitled to notice.

(b) Confidentiality. Except as required by law or as otherwise permitted herein, (i) Investment Manager agrees to maintain in strict confidence all personal and financial information regarding the Client Account that is furnished to Investment Manager by Client (collectively, “Client Confidential Information”), and (ii) Client agrees to maintain in strict confidence all investment advice and information furnished with respect to the Client Account by Investment Manager. Notwithstanding the foregoing, the Client consents to the disclosure by the Investment Manager of the Client's identity as a client of the Investment Manager, and the Client authorizes the disclosure by the Investment Manager of Client Confidential Information to (A) brokers and dealers and other intermediaries necessary in order to facilitate the Investment Manager’s (or any sub-Advisor’s) trading activities on for the Client Account, (B) affiliates of the Investment Manager, or the Investment Manager’s or its affiliates’ legal, accounting or other professional advisors, in each case, for legal, compliance and business supervisory purposes, (C) affiliates of the Investment Manager and/or third parties, on a confidential basis, solely in order to perform certain middle- and back-office functions or other administrative, systems or support services in relation to the performance of the services hereunder with respect to the Client Account or (D) any governmental or regulatory agency, stock exchange on which its securities (or those of its affiliates) are listed or any other self- regulatory organization which otherwise has regulatory or supervisory authority over the Investment Manager or its affiliates. In addition, the Investment Manager may use Client’s performance in its composite performance.

(c) Marketing Materials, Trademarks and other Intellectual Property. Client may use certain identifying information including, but not limited to, trade names, trademarks, service marks, photographs, biographical information and general firm background information as set forth on Schedule I attached hereto and which by this reference is incorporated into this Agreement as if fully set forth herein (the “Proprietary Materials”) of the Investment Manager, in Sales Materials, as defined below, only for the purpose of identifying the Investment Manager’s relationship and activities with respect to the Fund. “Sales Materials” include, but are not limited to, advertisements (such as material published, or designed, for use in a newspaper, magazine, or other periodical, radio, television, telephone or tape recording, videotape display, signs or billboards, motion pictures, electronic media, or other public media), sales literature (i.e., any written communication distributed or made generally available to customers or the public, including brochures, circulars, research reports, market letters, form letters, seminar texts, reprints, or excerpts of any other advertisement, sale literature, or published article), and educational or training materials. Investment Manager hereby warrants that it has the necessary rights to and does hereby grant to Client, a revocable, non-transferable, non-exclusive, limited license to use in the United Stales the Proprietary Materials during the term of this Agreement in the manner set forth herein. Investment Manager hereby represents that it has the necessary authorization and has secured any appropriate releases from each individual portfolio manager within its firm who acts as a portfolio manager to Client's Fund to grant Client permission to use such manager’s photograph and biographical information as provided herein. Investment Manager hereby warrants that to the best of its knowledge the Proprietary Materials and Client’s use thereof pursuant to this Section 10(c) do not infringe the intellectual property rights of any third party and Investment Manager hereby indemnifies Client against any costs, expenses, losses or damages suffered by or payable by Client arising out of the breach of this warranty. Investment Manager’s grant under this Agreement shall extend to Sales Materials distributed by financial intermediaries who have been approved by Client to distribute Client’s Fund. Client shall ensure such financial intermediaries’ compliance with the terms of this Section 10 (c) and shall indemnify Investment Manager for such financial intermediaries’ breach hereof. Client shall not, by virtue of this Agreement, acquire any right, title or interest in or to any of the Proprietary Materials or any associated goodwill of the Investment Manager or its affiliates. The Proprietary Materials and any associated goodwill shall remain at all times solely with Investment Manager and Investment Manager’s parent, Deutsche Bank AG (“DBAG”). Client’s use of the Proprietary Materials hereunder shall inure to the sole benefit of Investment Manager and DBAG. Nothing in this Agreement conveys to Client any right, title or interest in and to the Proprietary Materials other than the license to use the Proprietary Materials in accordance with the provisions of this Agreement. Client shall never, either directly or indirectly contest the ownership or validity of any rights of Investment Manager and DBAG in the Proprietary Materials or any registrations thereof. Client shall not take any unauthorized action that could infringe, interfere with or diminish the rights, title or interest in the Proprietary Materials or any associated goodwill of the Investment Manager or its affiliates (including but not limited to the use of confusingly similar names or marks in connection with the advertisement, marketing or sale of a good or service). Client shall at all times comply with Investment Manager's current e-branding guidelines (including any changes set forth therein) in connection with the use of the Proprietary Materials pursuant to this Agreement which includes using appropriate symbols and footnotes to protect the status of such Proprietary Materials as specified by Investment Manager to Client as well as any reasonable policies adopted from time to time and provided to Client. Specific details of Client’ requirements for use of the Proprietary Materials are set forth on Schedule I. Client acknowledges that its rights to use the Proprietary Materials shall cease upon termination or expiration of this Agreement and shall automatically revert to Investment Manager and DBAG. as applicable.

Client shall submit to the Investment Manager, for Investment Manager’s review and approval, and Client shall not use until receiving Investment Manager’s approval thereof in writing, all materials that in any way use or refer to the Investment Manager, its affiliates or the Proprietary Material. Investment Manager’s approval shall be required with respect to the use of and description of the Investment Manager, its affiliates or the Proprietary Materials. Investment Manager shall notify Client of its approval or disapproval of any such materials within five (5) business days following receipt thereof from Client. Notwithstanding the foregoing, the Investment Manager shall have the right at any time to modify the use or description of the Proprietary Materials upon prior written notice to Client. Client shall not, except with the Investment Manager’s prior written consent, use nor permit the use of any Proprietary Materials in conjunction with Client’s own trademark(s), the marks of any of its affiliates or the marks of any third party resulting in a composite mark and, if Client obtains Investment Manager’s consent therefor, then such resulting composite mark shall be part of the intellectual property of the Investment Manager and included in the Proprietary Materials, and the Investment Manager shall be permitted to register such usage in all jurisdictions, if any, as Investment Manager deems to be reasonably necessary or prudent, without opposition from Client. Client agrees to cooperate with Investment Manager in the maintenance of such rights and registrations and shall do such acts and execute such instruments as are reasonably necessary or appropriate for such purpose. Nothing contained in this Agreement shall restrict the Investment Manager from licensing any Proprietary Materials to any other person or entity at any time. In the event that Client learns of any infringement or imitation of any of the Proprietary Materials, or of any use by any person or entity of a mark similar to any of the marks included in the Proprietary Materials, it shall promptly notify the Investment Manager thereof. The Investment Manager may take such action, if any, as it deems advisable for the protection of rights in and to the Proprietary Materials and, if requested to do so by the Investment Manager, Client shall cooperate with Investment Manager in all respects, at Investment Manager’s expense, including, without limitation, by being a plaintiff or co-plaintiff and, upon Investment Manager’s reasonable request, by causing its officers to execute appropriate pleadings and other necessary documents. Moreover, Client shall not initiate any action asserting rights with respect to any of the Proprietary Materials without the express written consent of the Investment Manager. If at any time the Investment Manager notifies Client that it is not using the Proprietary Materials in accordance with the terms of this Agreement, then Client shall forthwith correct the defects therein, or shall forthwith cease use of any non-conforming Proprietary Materials.

(d) Acknowledgement of Risk. Client recognizes that risks are inherent in securities investments and that Investment Manager cannot assure a net profit will be obtained through its management of the Client Account or that a loss may not be incurred. Investment Manager will be investing primarily in real estate securities, a small segment of the securities market, which sometimes experiences relatively low daily trading volumes. The Client Account may not be diversified across a wide selection of securities, and may, therefore, be subject to sharp price movements due to adverse publicity and/or market conditions. Investment Manager may choose to invest in a small number of securities in the real estate segment

(e) Negotiated Agreement. This Agreement has been negotiated at arm’s length and between persons sophisticated and knowledgeable in the matters dealt with in this Agreement. Each party has been represented by experienced and knowledgeable legal counsel. Accordingly, any rule of law or legal decision that would require interpretation of any ambiguities in this Agreement against the party that has drafted it is not applicable and is waived. The provisions of this Agreement shall be interpreted in a reasonable manner to effect the purpose of the parties and this Agreement.

(f) Severability. If any one or more of the covenants, agreements, provisions or terms of this Agreement shall be held contrary to express law or against public policy, or shall for any reason whatsoever be held invalid, then such covenants, agreements, provisions or terms shall be deemed severable from the remainder of this Agreement and shall in no way affect the validity or enforceability of the other provisions of this Agreement.

(g) Entire Agreement: Amendment. This Agreement, including any Exhibits hereto, constitutes the entire agreement between the parties hereto with respect to the subject matter hereof, may not be modified, waived, or terminated orally, and may only be amended by an agreement in writing signed by the parties hereto.

(h) Non-Waiver. The omission by any party at any time to enforce any default or right reserved to it, or to require performance of any of the terms, covenants, or provisions hereof by any other party at the time designated, shall not be a waiver of any such default or right to which the party is entitled, nor shall it in any way affect the right of the party to enforce such provisions thereafter.

(i) Applicable Law. This Agreement shall be governed by the laws of the State of New York without regard to the conflict of law principles of any jurisdiction, except to the extent controlled by federal securities laws. Any references to a section of applicable law, or to any regulations or pronouncements thereunder, shall be deemed to include a reference to any amendments thereof and any successor provisions thereto. EACH OF THE PARTIES HEREBY IRREVOCABLY WAIVES ALL RIGHT TO A TRIAL BY JURY IN ANY ACTION, PROCEEDING OR COUNTERCLAIM ARISING OUT OF OR RELATING TO THIS AGREEMENT.

(j) Headings. The headings of sections are included for convenience of reference only and are not to be considered in construction of the provisions thereof.

(k) Counterparts. This Agreement may be executed in counterparts, each of which shall be deemed an original, but all of which shall together constitute one and the same instrument.

* * * * *

[Signature Page To Follow]

IN WITNESS WHEREOF, the parties hereto, by their duly authorized representatives, have executed this Agreement as of the amendment date above written.

RREEF AMERICA L.L.C.		BLUEROCK FUND ADVISOR, LLC

By:	/s/ Peggy Rogers	By:	/s/ Jordan Ruddy
Name:	Peggy Rogers	Name:	Jordan Ruddy
Title:	Director & COO - Liquid Real Assets	Title:	President

By:	/s/ Vikram Mehra
Name:	Vikram Mehra
Title:	Director & COO - Direct Real Estate

EXHIBIT A

Investment Manager Fees

Client will pay Investment Manager, or cause to be paid to Investment Manager, a fee determined by multiplying the Average Account Net Assets of the applicable assets by the applicable percentage as provided below, and shall be invoice quarterly. Fees for partial periods shall be prorated for the portion of the period for which services were rendered.

The portion of the Client Account invested in liquid real assets (the “LRA Sleeve”):

(a)	0.60% annual rate for Average Account Net Assets up through $50,000,000;
(b)	0.55% annual rate for Average Account Net Assets in excess of $50,000,000 and through $100,000,000;
(c)	0.50% annual rate for Average Account Net Assets in excess of $ 100,000,000.

The portion of the Client Account invested in non-publicly traded real estate related debt securities (the Debt Sleeve”):

(a)	0.75% annual rate for Average Account Net Assets up through $350,000,000;
(b)	0.60% annual rate for Average Account Net Assets in excess of $350,000,000 and through $700,000,000;
(c)	0.55% annual rate for Average Account Net Assets in excess of $700,000,000.

For purposes of this calculation: “Average Account Net Assets” for the LRA Sleeve and the Debt Sleeve for any quarter shall mean the portion of the average of the assets in the Client Account allocated to the LRA Sleeve or Debt Sleeve, respectively, as reported by the Custodian for the last business day of each month ended in the calendar quarter and the last business day of the month ended immediately prior to the calendar quarter.

Schedule 1

•	Logos
•	AUM and other overview data
•	Diversification by Region
•	Diversification by Asset Class
•	Org Charts
•	Bios
•	Firm Overview
•	Firm background/history
•	Firm geographic footprint
•	Investment Strategy
•	Investment Process
•	Historical returns